Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of principal terms of preference shares and common shares
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2024. There were no Second Preferred Shares issued and outstanding at December 31, 2024. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

Series	Annual dividend rate	Convertible into	Conversion date	Redemption date	Redemption price	Number of shares issued and outstanding	Stated capital
							December 31, 2024	December 31, 2023
Q	floating	Series R	December 1, 2030	At any time	$25.50	—	—	—
R(1)	3.018%	Series Q	December 1, 2025	December 1, 2025	$25.00	7,610,500	190	194
S	floating	Series T	November 1, 2026	At any time	$25.50	2,001,167	50	51
T(1)	4.99%	Series S	November 1, 2026	November 1, 2026	$25.00	5,175,533	129	132
Y	floating	Series Z	December 1, 2027	At any time	$25.50	5,958,652	149	161
Z(1)	5.346%	Series Y	December 1, 2027	December 1, 2027	$25.00	2,658,031	66	68
AA(1)	4.94%	Series AB	September 1, 2027	September 1, 2027	$25.00	11,171,231	285	293
AB	floating	Series AA	September 1, 2027	At any time	$25.50	6,399,439	163	176
AC(1)	5.08%	Series AD	March 1, 2028	March 1, 2028	$25.00	6,312,874	161	165
AD	floating	Series AC	March 1, 2028	At any time	$25.50	11,722,138	299	319
AE	floating	Series AF	February 1, 2025	At any time	$25.50	5,827,613	146	151
AF(1)	3.865%	Series AE	February 1, 2025	February 1, 2025	$25.00	8,820,587	221	227
AG(1)	3.37%	Series AH	May 1, 2026	May 1, 2026	$25.00	8,316,930	208	211
AH	floating	Series AG	May 1, 2026	At any time	$25.50	4,655,070	116	120
AI(1)	3.39%	Series AJ	August 1, 2026	August 1, 2026	$25.00	8,972,840	224	231
AJ	floating	Series AI	August 1, 2026	At any time	$25.50	3,827,260	96	103
AK(1)	3.306%	Series AL	December 31, 2026	December 31, 2026	$25.00	21,391,312	535	558
AL(2)	floating	Series AK	December 31, 2026	At any time		1,724,288	43	44
AM(1)	2.939%	Series AN	March 31, 2026	March 31, 2026	$25.00	9,951,978	228	233
AN(2)	floating	Series AM	March 31, 2026	At any time		1,004,422	23	24
AO	fixed	Series AP				—	—	—
AP	floating	Series AO				—	—	—
AQ(1)	6.538%	Series AR	September 30, 2028	September 30, 2028	$25.00	8,102,214	201	206
AR(3)	floating	Series AQ	September 30, 2033	At any time		—	—	—
							3,533	3,667
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years thereafter.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2026 and March 31, 2026, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)If Series AR First Preferred Shares are issued on September 30, 2028, BCE may redeem such shares at $25.00 per share on September 30, 2033 and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AR Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.
The following table provides details about the outstanding common shares of BCE.

		2024		2023
	Note	Number of shares	Stated capital	Number of shares	Stated capital
Outstanding, January 1		912,274,545	20,859	911,982,866	20,840
Shares issued under deferred share plan		8,558	1	843	—
Shares issued under employee stock option plan	31	—	—	306,139	19
Unclaimed shares(1)		—	—	(15,303)	—
Outstanding, December 31		912,283,103	20,860	912,274,545	20,859
(1)Represents unclaimed shares following the expiry of former Manitoba Telecom Services Inc. (MTS) shareholders' rights to receive BCE common shares in connection with the acquisition of MTS.